SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Feb. 28, 2026	Feb. 28, 2025
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 22,726,000	$ 20,000,000
Depreciation
Deferred revenue
Total deferred tax liabilities
Less valuation allowance	(22,726,000)	(20,000,000)
Net deferred tax assets (liabilities)